Cover Page	Nov. 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 18, 2021
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33174
Entity Tax Identification Number	83-3804854
Entity Address, Address Line One	968 James Street
Entity Address, City or Town	Syracuse,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13203
City Area Code	(315)
Local Phone Number	424-0513
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	TAST
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	CARROLS RESTAURANT GROUP, INC
Amendment Flag	false
Entity Central Index Key	0000809248